Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Banking and Thrift [Abstract]
2017	$ 57,670
2018	27,439
2019	15,400
2020	5,336
2021	6,264
Total	$ 112,109